CONSOLIDATED STATEMENTS OF CHANGE IN EQUITY (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Net unrealized gain on available-for-sale investment, tax effect		$ (87)
Transfer to the statement of operations of realized gain on available-for-sale investment, tax effect	$ 87